Consolidated Income Statement - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Profit or loss [abstract]
Interest income	¥ 2,144,070	¥ 1,900,261	¥ 1,872,584
Interest expense	733,969	502,338	431,101
Net interest income	1,410,101	1,397,923	1,441,483
Fee and commission income	1,131,364	1,066,412	1,031,680
Fee and commission expense	178,867	181,573	131,381
Net fee and commission income	952,497	884,839	900,299
Net trading income	270,464	183,963	462,682
Net income (loss) from financial assets at fair value through profit or loss	(667)	2,018	12,260
Net investment income	424,097	305,327	375,229
Other income	755,855	573,825	496,273
Total operating income	3,812,347	3,347,895	3,688,226
Impairment charges on financial assets	136,808	212,967	148,356
Net operating income	3,675,539	3,134,928	3,539,870
General and administrative expenses	1,813,121	1,752,135	1,706,263
Other expenses	792,765	531,759	538,963
Operating expenses	2,605,886	2,283,894	2,245,226
Share of post-tax profit of associates and joint ventures	49,323	29,318	31,056
Profit before tax	1,118,976	880,352	1,325,700
Income tax expense	229,378	139,766	372,878
Net profit	889,598	740,586	952,822
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	759,998	627,870	843,920
Non-controlling interests	119,878	104,787	106,129
Other equity instruments holders	¥ 9,722	¥ 7,929	¥ 2,773
Earnings per share:
Basic	¥ 538.84	¥ 458.56	¥ 617.25
Diluted	¥ 538.43	¥ 458.18	¥ 616.83